Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HSBC U.S. Treasury Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates
During the Fund's prior fiscal year, Class C and Class E Shares were not operational. Therefore, these amounts have been estimated.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not, under normal conditions, invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund's custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future with unpredictable effects on the markets and the Fund's investments.

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

•	Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

•	Market Risk: The value of the Fund's investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.

•	Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit the Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds are exempt from these requirements. These and other changes will affect the Fund's operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund's other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.

Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:	Q1 2007	1.18%
Worst Quarter:	Q4 2014	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper U.S. Treasury Money Market Funds Average (“Lipper U.S. Treasury Average”). The total return of the Lipper U.S. Treasury Average does not include the effect of sales charges. As of December 31, 2014, the 7-day yields of the Fund's Class D, Class I and Class Y Shares were 0.00%, 0.00% and 0.00%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.40%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
Annual Return 2005	rr_AnnualReturn2005	2.61%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	4.37%
Annual Return 2008	rr_AnnualReturn2008	1.26%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Annual Return 2013	rr_AnnualReturn2013	0.00%
Annual Return 2014	rr_AnnualReturn2014	0.01%
1 Year	rr_AverageAnnualReturnYear01	none	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	none	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	none	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2001
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.10%	[3]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[3]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.19%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[3]
1 Year	rr_ExpenseExampleYear01	231
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,168
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,168
1 Year	rr_AverageAnnualReturnYear01	none	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	none	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	none	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2003
Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.01%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.16%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2001
Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.10%	[3]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%	[3]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.09%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%	[3]
1 Year	rr_ExpenseExampleYear01	25
3 Years	rr_ExpenseExampleYear03	77
5 Years	rr_ExpenseExampleYear05	135
10 Years	rr_ExpenseExampleYear10	306
1 Year	rr_AverageAnnualReturnYear01	none	[1],[4]
5 Years	rr_AverageAnnualReturnYear05	none	[1],[4]
10 Years	rr_AverageAnnualReturnYear10	none	[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[1],[4]
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
1 Year	rr_ExpenseExampleYear01	19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	243
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1],[5]
5 Years	rr_AverageAnnualReturnYear05	0.01%	[1],[5]
10 Years	rr_AverageAnnualReturnYear10	1.30%	[1],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%	[1],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2003
Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
1 Year	rr_ExpenseExampleYear01	30
3 Years	rr_ExpenseExampleYear03	93
5 Years	rr_ExpenseExampleYear05	163
10 Years	rr_ExpenseExampleYear10	$ 368
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.01%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.25%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2001
Lipper U.S. Treasury Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.01%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.16%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[1],[6]

[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class A and Class C Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations. The 1 year, 5 years and 10 years average annual return and 7 day yield information is not provided because there were no Class A or Class C shareholders as of December 31, 2014.
[3]	During the Fund's prior fiscal year, Class C and Class E Shares were not operational. Therefore, these amounts have been estimated.
[4]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2014.
[5]	Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations.
[6]	Since May 31, 2001.